Transactions with related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 30.2	$ 24.8	$ 26.5
Post-employment benefits	2.7	2.6	2.5
Equity-based compensation	46.3	45.2	47.3
Total	79.2	72.6	76.3
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	25.6	20.7	22.5
Post-employment benefits	2.7	2.6	2.5
Equity-based compensation	41.1	40.6	42.5
Total	69.4	63.9	67.5
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.6	4.1	4.0
Equity-based compensation	5.2	4.6	4.8
Total	$ 9.8	$ 8.7	$ 8.8